INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - old Fund's investments (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$ 45,625,907		$ 81,043,910
Acquisition costs of operating limited partnerships	1,096,866		2,559,129
Cumulative distributions from operating limited partnerships	(467,311)		(542,452)
Cumulative impairment loss in investments in operating limited partnerships	(27,975,615)		(44,508,391)
Cumulative losses from operating limited partnerships	(18,279,847)		(38,552,196)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	(11,711)		(333,930)
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)		(420,953)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	32,927		39,537
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(11,383,230)		(22,542,011)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	33,460		67,729
Cumulative impairment loss in investments in operating limited partnerships	27,975,615		44,508,391
Other	(1,111,465)		(1,352,622)
Equity per operating limited partnerships' combined financial statements	15,247,046	$ 15,247,046	19,966,141	$ 19,966,141
Series Twenty [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Twenty One [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Twenty Two [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0
Acquisition costs of operating limited partnerships	0
Cumulative distributions from operating limited partnerships	0
Cumulative impairment loss in investments in operating limited partnerships	0
Cumulative losses from operating limited partnerships	0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0
Cumulative impairment loss in investments in operating limited partnerships	0
Other	0
Equity per operating limited partnerships' combined financial statements	0	0		0
Series Twenty Three [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0
Acquisition costs of operating limited partnerships	0
Cumulative distributions from operating limited partnerships	0
Cumulative impairment loss in investments in operating limited partnerships	0
Cumulative losses from operating limited partnerships	0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0
Cumulative impairment loss in investments in operating limited partnerships	0
Other	0
Equity per operating limited partnerships' combined financial statements	0	0		0
Series Twenty Four [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0
Acquisition costs of operating limited partnerships	0
Cumulative distributions from operating limited partnerships	0
Cumulative impairment loss in investments in operating limited partnerships	0
Cumulative losses from operating limited partnerships	0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0
Cumulative impairment loss in investments in operating limited partnerships	0
Other	0
Equity per operating limited partnerships' combined financial statements	0	0		0
Series Twenty Five [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Twenty Six [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	704,145		1,013,198
Acquisition costs of operating limited partnerships	109,460		153,913
Cumulative distributions from operating limited partnerships	(3,223)		(7,967)
Cumulative impairment loss in investments in operating limited partnerships	(206,682)		(206,682)
Cumulative losses from operating limited partnerships	(603,700)		(952,462)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(763,435)		(1,320,962)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	21,979		21,979
Cumulative impairment loss in investments in operating limited partnerships	206,682		206,682
Other	(29,502)		(35,425)
Equity per operating limited partnerships' combined financial statements	(564,276)	(564,276)	(1,127,726)	(1,127,726)
Series Twenty Seven [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Twenty Eight [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Twenty Nine [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	1,852,177		2,959,240
Acquisition costs of operating limited partnerships	266,798		426,353
Cumulative distributions from operating limited partnerships	(9,500)		(11,855)
Cumulative impairment loss in investments in operating limited partnerships	(888,464)		(1,417,478)
Cumulative losses from operating limited partnerships	(1,221,011)		(1,956,260)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		(132,403)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	32,927		39,537
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,157,917)		(2,031,117)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		(316)
Cumulative impairment loss in investments in operating limited partnerships	888,464		1,417,478
Other	5,610		103
Equity per operating limited partnerships' combined financial statements	(230,916)	(230,916)	(706,718)	(706,718)
Series Thirty [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Thirty One [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Thirty Two [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	1,501,914		8,272,229
Acquisition costs of operating limited partnerships	216,029		783,763
Cumulative distributions from operating limited partnerships	(33,444)		(36,114)
Cumulative impairment loss in investments in operating limited partnerships	(1,110,485)		(5,642,191)
Cumulative losses from operating limited partnerships	(574,014)		(3,377,687)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0		(158,952)
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(917,996)		(3,083,606)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		29,991
Cumulative impairment loss in investments in operating limited partnerships	1,110,485		5,642,191
Other	(34,871)		(79,093)
Equity per operating limited partnerships' combined financial statements	157,618	157,618	2,350,531	2,350,531
Series Thirty Three [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	1,495,966		5,331,603
Acquisition costs of operating limited partnerships	216,029		783,763
Cumulative distributions from operating limited partnerships	(500)		(3,170)
Cumulative impairment loss in investments in operating limited partnerships	(790,713)		(4,047,088)
Cumulative losses from operating limited partnerships	(920,782)		(2,065,108)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0		(81,443)
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(784,846)		(1,642,948)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	790,713		4,047,088
Other	7		(13,010)
Equity per operating limited partnerships' combined financial statements	5,874	5,874	2,309,687	2,309,687
Series Thirty Four [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	2,097,333		2,850,695
Acquisition costs of operating limited partnerships	288,550		411,337
Cumulative distributions from operating limited partnerships	0		(10,944)
Cumulative impairment loss in investments in operating limited partnerships	(833,360)		(1,212,863)
Cumulative losses from operating limited partnerships	(1,552,523)		(2,038,225)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)		(288,550)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(610,098)		(1,174,852)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	833,360		1,212,863
Other	2		(19,374)
Equity per operating limited partnerships' combined financial statements	(65,286)	(65,286)	(269,913)	(269,913)
Series Thirty Five [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Thirty Six [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Thirty Seven [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Thirty Eight [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Thirty Nine [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Forty [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Forty One [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	3,206,778		5,661,559
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(2,772)		(28,546)
Cumulative impairment loss in investments in operating limited partnerships	(752,318)		(1,610,548)
Cumulative losses from operating limited partnerships	(2,451,688)		(4,022,465)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	(7,500)		(7,500)
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,623,678)		(2,589,127)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	752,318		1,610,548
Other	(325,268)		(470,529)
Equity per operating limited partnerships' combined financial statements	(1,204,128)	(1,204,128)	(1,456,608)	(1,456,608)
Series Forty Two [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	581,332		5,205,387
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(781)		(4,631)
Cumulative impairment loss in investments in operating limited partnerships	0		(1,300,734)
Cumulative losses from operating limited partnerships	(580,551)		(3,900,022)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	(4,211)		(76,678)
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(566,599)		(3,668,706)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		1,300,734
Other	(34,441)		(70,626)
Equity per operating limited partnerships' combined financial statements	(605,251)	(605,251)	(2,515,276)	(2,515,276)
Series Forty Three [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		7,705,514
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		(11,225)
Cumulative impairment loss in investments in operating limited partnerships	0		(3,807,624)
Cumulative losses from operating limited partnerships	0		(3,886,665)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0		(2,268)
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		(1,398,524)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		3,807,624
Other	0		(51,955)
Equity per operating limited partnerships' combined financial statements	0	0	2,354,877	2,354,877
Series Forty Four [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	3,095,765		6,970,546
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(40,115)		(40,115)
Cumulative impairment loss in investments in operating limited partnerships	(2,550,560)		(2,438,129)
Cumulative losses from operating limited partnerships	(505,090)		(4,492,302)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(15,841)		(291,269)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	2,550,560		2,438,129
Other	(147,290)		(147,939)
Equity per operating limited partnerships' combined financial statements	2,387,429	2,387,429	1,998,921	1,998,921
Series Forty Five [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	13,534,041		15,901,621
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(192,410)		(195,387)
Cumulative impairment loss in investments in operating limited partnerships	(8,739,377)		(9,877,399)
Cumulative losses from operating limited partnerships	(4,602,254)		(5,828,835)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,117,867)		(3,416,071)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	11,481		11,481
Cumulative impairment loss in investments in operating limited partnerships	8,739,377		9,877,399
Other	(316,529)		(279,211)
Equity per operating limited partnerships' combined financial statements	5,316,462	5,316,462	6,193,598	6,193,598
Series Forty Six [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	17,556,456		19,172,318
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(184,566)		(192,498)
Cumulative impairment loss in investments in operating limited partnerships	(12,103,656)		(12,947,655)
Cumulative losses from operating limited partnerships	(5,268,234)		(6,032,165)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2020 (see note A).	0		(7,089)
The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,824,953)		(1,924,829)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		4,594
Cumulative impairment loss in investments in operating limited partnerships	12,103,656		12,947,655
Other	(229,183)		(185,563)
Equity per operating limited partnerships' combined financial statements	$ 10,049,520	$ 10,049,520	$ 10,834,768	$ 10,834,768